Risk/Return Detail Data - FidelityGrowthStrategiesK6Fund-PRO	Jan. 28, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Mt. Vernon Street Trust
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Growth Strategies K6 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Growth Strategies K6 Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78 % of the average value of its portfolio.
Portfolio Turnover, Rate	78.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing in companies that Fidelity Management & Research Company LLC (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks). Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	May 25, 2017
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.94%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.26%)
Performance Table Heading	Average Annual Returns
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | Fidelity Growth Strategies K6 Fund
Risk/Return:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567
2018	(6.92%)
2019	36.90%
2020	29.53%
2021	21.86%
2022	(26.20%)
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | Return Before Taxes | Fidelity Growth Strategies K6 Fund
Risk/Return:
Label	Fidelity® Growth Strategies K6 Fund
Past 1 year	(26.20%)
Past 5 years	8.22%
Since Inception	9.22%
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund | RS012
Risk/Return:
Label	Russell Midcap® Growth Index
Past 1 year	(26.72%)
Past 5 years	7.64%
Since Inception	9.11%	[1]

[1]	A From May 25, 2017